UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-6628

                            The Yacktman Funds, Inc.
                            6300 Bridgepoint Parkway
                             Building One, Suite 320
                                Austin, TX 78730
                    ----------------------------------------
                    (Address of principal executive offices)

                          Yacktman Asset Management Co.
                            6300 Bridgepoint Parkway
                             Building One, Suite 320
                                Austin, TX 78730
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (512) 767-6700

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

THE YACKTMAN FUNDS
[LOGO]


                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2006

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.

MESSAGE TO SHAREHOLDERS





                                                                         [PHOTO]
                                                              Donald A. Yacktman



                                                                         [PHOTO]
                                                                Stephen Yacktman

Dear Fellow Shareholder:

Since the stock market peak of
March 31, 2000, $10,000 invested in The Yacktman Fund and The Yacktman Focused Fund would equal $24,793 and $23,726, respectively, while the same amount invested in the S&P 500(R) Index would equal $9,377. We achieved these results through our characteristic risk-averse methods. Patient, long-term investing yields handsome rewards.


AVERAGE ANNUAL RETURNS                  THE YACKTMAN FUND       S&P 500(R)*
--------------------------------------------------------------------------------
  One Year (6/30/05 - 6/30/06)                  3.82%              8.63%
  Five Years (6/30/01 - 6/30/06)               13.47%              2.49%
  Ten Years (6/30/96 - 6/30/06)                 9.63%              8.31%


THE CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/30/96.

[LINE CHART]
                      The Yacktman    S&P 500(R)
                          Fund      Stock Index*
                          ----      -----------
            6/30/96      10,000        10,000
            6/30/97      12,648        13,470
            6/30/98      13,734        17,533
            6/30/99      13,001        21,523
            6/30/00      10,644        23,083
            6/30/01      13,327        19,660
            6/30/02      15,812        16,123
            6/30/03      18,930        16,164
            6/30/04      22,594        19,252
            6/30/05      24,151        20,469
            6/30/06      25,074        22,236

THE YACKTMAN FUNDS, INC.




AVERAGE ANNUAL RETURNS                THE YACKTMAN FOCUSED FUND     S&P 500(R)*
--------------------------------------------------------------------------------
  One Year (6/30/05 - 6/30/06)                  3.68%                 8.63%
  Five Years (6/30/01 - 6/30/06)               14.51%                 2.49%
  Since Inception (5/1/97)                      7.86%                 6.81%




THE CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 5/1/97 (INCEPTION).

[LINE CHART]

                      The Yacktman
                        Focused       S&P 500(R)
                          Fund       Stock Index*
                        -------      -----------
             5/1/97      10,000         10,000
            6/30/97      10,920         11,084
            6/30/98      12,732         14,427
            6/30/99      11,799         17,710
            6/30/00       8,232         18,994
            6/30/01      10,276         16,177
            6/30/02      12,965         13,267
            6/30/03      15,254         13,301
            6/30/04      17,488         15,843
            6/30/05      19,405         16,844
            6/30/06      20,145         18,297






  THE ABOVE PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-525-8258.

* The S&P 500(R) is an unmanaged but commonly used measure of common stock total return performance.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.


ROLLING TEN YEAR RETURNS AS OF JUNE 30
--------------------------------------------------------------------------------
                  The Yacktman Fund         S&P 500(R) Index
                      Ten Year                  Ten Year
Time Period       Annualized Returns      Annualized Returns
--------------------------------------------------------------------------------
1993-2003               12.17%                  10.04%
1994-2004               13.82%                  11.83%
1995-2005               11.86%                   9.94%
1996-2006                9.63%                   8.31%

In the quarter ended June 30, 2006, the S&P 500(R) Index declined nearly 1.5% while The Yacktman Fund and Focused Fund were lower by less than 0.5% each. For the year, The Yacktman Fund has increased 3.82% and the Focused Fund is up 4.08% with the S&P 500(R) Index rising by 2.71%. Despite the modest absolute returns, we are happy. For the first time in years, many companies that we admire have dropped to valuations which make our pipeline of new and potential investments the strongest since early 2003.

For the last few years we have held substantial amounts of cash, preferring to protect capital by avoiding fully priced sectors and securities, and to wait for better opportunities to fill out portfolios. Playing defense to avoid losses is critical during times when values are scarce; however, it is also important to quickly capitalize on opportunities when they are available. We believe the purchase of Microsoft during the last quarter has the potential to be a significant addition to the Funds.

MICROSOFT

As you may recall, our ideal investment is a great business with outstanding management at a low purchase price. If we were to score a company in each of these categories, Microsoft would be one of the highest rated businesses we have purchased in years.

Since 1999, Microsoft has more than doubled its earnings. Yet the stock price has declined from nearly $60 to the low $20s. Doing some quick math, and adjusting for the nearly $4 per share in dividends, the company now sells for less than a quarter of the multiple that it did in 1999.

We believe Microsoft is a superb business that will continue to grow at an above-average rate in the future. In the next twelve months, Microsoft expects to release major product upgrades, including the highly anticipated Windows Vista operating system and Office 2007.

THE YACKTMAN FUNDS, INC.




Management allocates capital very well, and has returned more than $90 billion to shareholders over the last few years. Before that, the company piled up cash and people complained; however, share repurchase was an unattractive option because the stock was overpriced. Until 2003, dividends were also a bad idea because they were taxed at ordinary income rates. So what did management do? It let the cash build. When dividend tax rates were reduced and the share price decline made repurchase attractive, the company pursued both aggressively.

Based on income from operations, Microsoft could pay a 6% dividend next year. Not bad for a company that has increased its earnings at 18% annually for the past five years and should be able to generate strong growth for some time to come. In summary, despite selling at one of the lowest price-to-earnings multiples in our portfolio, Microsoft possesses potentially the strongest platform for growth of any company we own.

LIBERTY

Last quarter, the shares of Liberty Media became two securities: Liberty Capital and Liberty Interactive. While we rarely attempt to predict shorter-term movement in stock prices, we are excited by this move.

In our opinion, Liberty Capital is worth $120-$140 per share. Much of the value is in highly appreciated public market securities such as NewsCorp, Time Warner, Sprint and Motorola. The current stock price is in the low $80s.

The discount exists because of a tax liability that would be due if the public securities were sold. Corporate capital gains would be nearly 40% of the appreciation (the cost basis of many of the investments is near zero); however,
Section 355 of the tax code allows Liberty to trade shares of common stock for operating businesses plus cash in what is called a "cash rich split-off."

Recent reports indicate that Liberty is deep into discussions to trade some of its NewsCorp shares for television stations and cash, as well as exchange a portion of its Time Warner holdings for the Atlanta Braves and cash. We believe that either or both of these transactions could happen soon and would help close the gap between the current price and the asset value we mentioned above.

Liberty Interactive is a tracking stock which has most of its value derived from QVC. In 2003, Liberty Media became a 98% owner of QVC (the other 2% is owned by employees). Since the acquisition, QVC has grown the top line more than 40%, and its operating income even faster; however, the Liberty Interactive tracking stock implies a value for QVC that is below the 2003 acquisition price. We believe the current value is too low, and that management will aggressively start repurchasing shares if this does not change.

LOOKING FORWARD

The first part of the third quarter has already presented several opportunities. We think the next six months will bring more significant investments which could enable us to invest more of our cash reserves. Having patiently built our knowledge bank of good businesses, we are prepared to make purchases when the prices come down to levels we feel represent good value.

Sincerely,


/s/Donald A. Yacktman                           /s/Stephen Yacktman

Donald A. Yacktman                              Stephen Yacktman
President & Co-Portfolio Manager                Co-Portfolio Manager

THE YACKTMAN FUNDS, INC.


EXPENSE EXAMPLE
For the Six Months Ended June 30, 2006 (Unaudited)


As a shareholder of the Yacktman Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds'actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                THE YACKTMAN FUND
--------------------------------------------------------------------------------
                                                    Expenses
                      Beginning       Ending       paid during
                       account        account        period
                        value          value         1/1/06-
                       1/1/06         6/30/06       6/30/06(1)
--------------------------------------------------------------------------------

Actual                $1,000.00      $1,038.20        $4.78

Hypothetical
(5% return
before expenses)       1,000.00       1,020.31         4.74



                            THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
                                                    Expenses
                      Beginning       Ending       paid during
                       account        account        period
                        value          value         1/1/06-
                       1/1/06         6/30/06       6/30/06(1)
--------------------------------------------------------------------------------

Actual                $1,000.00     $1,040.80        $6.32

Hypothetical
(5% return
before expenses)       1,000.00      1,018.80         6.26



1 Expenses are equal to the Funds' annualized expense ratios (0.95% for the Yacktman Fund and 1.25% for the Yacktman Focused Fund), multiplied by the average account value over the period, and multiplied by 0.4959 (to reflect the one-half year period).

THE YACKTMAN FUND

TOP TEN EQUITY HOLDINGS (Unaudited)
June 30, 2006

                                                 PERCENTAGE OF
                                                  NET ASSETS

Coca-Cola Co.                                        9.7%
Kraft Foods, Inc.                                    5.6
Microsoft Corp.                                      5.2
Lancaster Colony Corp.                               5.0
AmeriCredit Corp.                                    4.1
Pfizer, Inc.                                         3.5
Liberty Media Holding - Interactive Series A         3.1
Henkel KGaA                                          3.0
Liberty Media Holding - Capital Series A             3.0
Tyco International Ltd.                              2.6
                                                    -----
 TOTAL                                              44.8%






FUND DIVERSIFICATION (Unaudited)
June 30, 2006


[PIE CHART]

Banks - 1.8%

Beverages - 12.5%

Commercial Services & Supplies - 1.2%

Diversified Financials - 7.1%

Food Products - 14.3%

Household Products - 8.5%

Industrial Conglomerates - 2.6%

Insurance - 1.8%

IT Consulting & Services - 3.0%

Media - 9.8%

Pharmaceuticals - 7.3%

Real Estate - 0.5%

Software - 5.2%

Specialty Retail - 2.0%

Bonds - 1.4%

Tobacco - 1.0%

Short-Term Investments less Other Assets - 20.0%

EQUITY PURCHASES & SALES (Unaudited)

For the Six Months Ended June 30, 2006



--------------------------------------------------------------------------------

                                   NET SHARES       CURRENT
NEW PURCHASES                       PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
WM. WRIGLEY JR. CO.
MANUFACTURES AND SELLS
CHEWING GUM IN THE UNITED
STATES AND OVERSEAS.                140,000       140,000
--------------------------------------------------------------------------------

                                    NET SHARES      CURRENT
PURCHASES                            PURCHASED    SHARES HELD
--------------------------------------------------------------------------------

Interpublic Group of Cos., Inc.       1,155       481,155

Johnson & Johnson                    60,000       130,000

Microsoft Corp.                     678,000       818,000
--------------------------------------------------------------------------------

                                    NET SHARES      CURRENT
SALES                                  SOLD       SHARES HELD
--------------------------------------------------------------------------------

AmeriCredit Corp.                   200,000       530,000

Bristol-Myers Squibb Co.            150,000       230,000

Electronic Data Systems Corp.       150,000       150,000

National Beverage Corp.             107,900            --

Henkel KGaA                         104,828       105,879

Kraft Foods, Inc.                   185,000       660,000

Lancaster Colony Corp.               16,288       460,000

Marsh & McLennan Cos., Inc.          23,500        80,000

Pfizer, Inc.                         80,000       550,000

Trizec Properties, Inc.             180,000        60,000

Unilever N.V.                        10,000       390,000

THE YACKTMAN FUND

PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                        NUMBER
                                                       OF SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 78.6%

BANKS - 1.8%
U.S. Bancorp                                           150,000      $ 4,632,000
Washington Mutual, Inc.(1)                              40,000        1,823,200
                                                                    -----------
                                                                      6,455,200
                                                                    -----------
BEVERAGES - 12.5%
Anheuser-Busch Cos., Inc.(1)                           110,000        5,014,900
Coca-Cola Co.(1)                                       820,000       35,276,400
PepsiCo, Inc.(1)                                        90,000        5,403,600
                                                                    -----------
                                                                     45,694,900
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
H&R Block, Inc.(1)                                     180,000        4,294,800
                                                                    -----------
DIVERSIFIED FINANCIALS - 7.1%
AmeriCredit Corp.*(1)                                  530,000       14,797,600
Federal Home Loan
  Mortgage Corp.(1)                                    110,000        6,271,100
Federal National Mortgage
  Association(1)                                       100,000        4,810,000
                                                                    -----------
                                                                     25,878,700
                                                                    -----------
FOOD PRODUCTS - 14.3%
Cadbury Schweppes plc(1)                               180,000        6,987,600
Kraft Foods, Inc.(1)                                   660,000       20,394,000
Lancaster Colony Corp.(1)                              460,000       18,156,200
Wm. Wrigley Jr. Co.(1)                                 140,000        6,350,400
                                                                    -----------
                                                                     51,888,200
                                                                    -----------
HOUSEHOLD PRODUCTS - 8.5%
Clorox Co.(1)                                          110,000        6,706,700
Colgate-Palmolive Co.(1)                                75,000        4,492,500
Henkel KGaA                                            105,879       11,037,886
Unilever N.V                                           390,000        8,794,500
                                                                    -----------
                                                                     31,031,586
                                                                    -----------
INDUSTRIAL CONGLOMERATES - 2.6%
Tyco International Ltd.                                350,000        9,625,000
                                                                    -----------
INSURANCE - 1.8%
Marsh & McLennan Cos., Inc.                             80,000        2,151,200
MBIA, Inc.(1)                                           40,000        2,342,000
MGIC Investment Corp.(1)                                30,000        1,950,000
                                                                    -----------
                                                                      6,443,200
                                                                    -----------

--------------------------------------------------------------------------------

                                                        NUMBER
                                                       OF SHARES       VALUE
--------------------------------------------------------------------------------

IT CONSULTING & SERVICES - 3.0%
Electronic Data Systems Corp.(1)                       150,000      $ 3,609,000
First Data Corp.                                       160,000        7,206,400
                                                                    -----------
                                                                     10,815,400
MEDIA - 9.8%
CBS Corp., Class B(1)                                   90,000        2,434,500
Discovery Holding Co., Class A*                        260,000        3,803,800
Interpublic Group of Cos., Inc.*(1)                    481,155        4,017,644
Liberty Media Holding Corp.,
  Interactive Series A*                                650,000       11,219,000
Liberty Media Holding Corp.,
  Capital Series A*(1)                                 130,000       10,890,100
Viacom, Inc., Class B*(1)                               90,000        3,225,600
                                                                    -----------
                                                                     35,590,644
PHARMACEUTICALS - 7.3%
Bristol-Myers Squibb Co.                               230,000        5,947,800
Johnson & Johnson(1)                                   130,000        7,789,600
Pfizer, Inc.                                           550,000       12,908,500
                                                                    -----------
                                                                     26,645,900
REAL ESTATE - 0.5%
Trizec Properties, Inc.                                 60,000        1,718,400
                                                                    -----------
SOFTWARE - 5.2%
Microsoft Corp.(1)                                     818,000       19,059,400
                                                                    -----------
SPECIALTY RETAIL - 2.0%
Wal-Mart Stores, Inc.                                  150,000        7,225,500
                                                                    -----------
TOBACCO - 1.0%
Altria Group, Inc.(1)                                   50,000        3,671,500
                                                                    -----------

Total Common Stocks
   (cost $222,583,778)                                              286,038,330
                                                                    -----------

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 1.4%
Athena Nuero Financial, LLC,(1)
   7.25%, 2/21/08                                   $5,000,000        4,987,500
                                                                     ----------
Total Corporate Bonds
   (cost $4,541,340)                                                  4,987,500
                                                                     ----------

THE YACKTMAN FUND

PORTFOLIO OF INVESTMENTS (Cont'd.)
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 56.3%
COMMERCIAL PAPER - 19.8%
Abbey National plc,
   5.13%(2), 7/5/06                                $14,500,000    $  14,491,751
Chesham Finance, Ltd.,
   5.17%(2), 7/3/06                                 14,300,000       14,295,893
Prudential Funding, LLC,
   5.14%(2), 7/5/06                                 14,500,000       14,491,735
Toyota Motor Corp.,
   5.13%(2), 7/5/06                                 14,500,000       14,491,751
UBS Americas, Inc.,
   5.17%(2), 7/3/06                                 14,300,000       14,295,893
                                                                  -------------
Total Commercial Paper
   (cost $72,067,023)                                                72,067,023
                                                                  -------------

DEMAND NOTE (VARIABLE RATE) - 0.1%
U.S. Bancorp, 5.10%(3)                                 451,174          451,174
                                                                  -------------

Total Demand Note
   (cost $451,174)                                                      451,174
                                                                  -------------

OTHER SHORT-TERM INVESTMENT - 36.4%
Securities Lending Investment Account
   (cost $132,206,450)                                              132,206,450
                                                                  -------------

Total Short-Term Investments
   (cost $204,724,647 )                                             204,724,647
                                                                  -------------

TOTAL INVESTMENTS - 136.3%
   (cost $431,849,765)                                              495,750,477
Other Assets Less Liabilities - 0.1%                                    231,078
Less Liability for Collateral
  on Securities Loaned - (36.4)%                                   (132,206,450)
                                                                  -------------

Net Assets - 100% (equivalent
   to $15.23 per share based on
   23,880,234 shares outstanding)                                  $363,775,105
                                                                  =============


* NON-INCOME PRODUCING
(1) ALL OR A PORTION OF THE SECURITIES HAVE BEEN COMMITTED FOR SECURITIES
    LENDING
(2) YIELD TO MATURITY
(3) RATE DISCLOSED AT JUNE 30, 2006

SEE NOTES TO FINANCIAL STATEMENTS

THE YACKTMAN FOCUSED FUND


FUND DIVERSIFICATION (Unaudited)
June 30, 2006


[PIE CHART]

Beverages - 11.1%

Commercial Services & Supplies - 2.3%

Diversified Financials - 9.9%

Food Products - 13.3%

Household Products - 10.2%

Industrial Conglomerates - 3.5%

Media - 11.6%

Pharmaceuticals - 7.3%

Software - 6.2%

Specialty Retail - 2.4%

Short-Term Investments less Other Assets - 22.2%

THE YACKTMAN FOCUSED FUND

EQUITY PURCHASES & SALES (Unaudited)
For the Six Months Ended June 30, 2006



--------------------------------------------------------------------------------
                                    NET SHARES      CURRENT
PURCHASES                            PURCHASED    SHARES HELD
--------------------------------------------------------------------------------

Johnson & Johnson                    25,000        25,000
Microsoft Corp.                     190,000       190,000
Wm. Wrigley Jr. Co.                  25,000        25,000


--------------------------------------------------------------------------------
                                    NET SHARES      CURRENT
SALES                                  SOLD       SHARES HELD
--------------------------------------------------------------------------------

AmeriCredit Corp.                   100,000       180,000
Bristol-Myers Squibb Co.             75,000        55,000
Electronic Data Systems Corp.        70,000            --
Federal Home Loan Mortgage Corp.     23,000        37,000
Henkel KGaA                          25,000        25,000
Kraft Foods, Inc.                    30,000       145,000
Marsh & McLennan Cos., Inc.          26,200            --
Pfizer, Inc.                         30,000       100,000
Trizec Properties, Inc.              40,000            --
Unilever N.V.                        15,000        75,000

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)


--------------------------------------------------------------------------------

                                                        NUMBER
                                                       OF SHARES       VALUE
--------------------------------------------------------------------------------


COMMON STOCKS - 77.8%

BEVERAGES - 11.1%
Coca-Cola Co.(1)                                       185,000  $     7,958,700
                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.3%
H&R Block, Inc.(1)                                      70,000        1,670,200
                                                                ---------------
DIVERSIFIED FINANCIALS - 9.9%
AmeriCredit Corp.*(1)                                  180,000        5,025,600
Federal Home Loan Mortgage Corp.                        37,000        2,109,370
                                                                ---------------
                                                                      7,134,970
                                                                ---------------
FOOD PRODUCTS - 13.3%
Kraft Foods, Inc.                                      145,000        4,480,500
Lancaster Colony Corp.(1)                              100,000        3,947,000
Wm. Wrigley Jr. Co.(1)                                  25,000        1,134,000
                                                                ---------------
                                                                      9,561,500
                                                                ---------------
HOUSEHOLD PRODUCTS - 10.2%
Clorox Co.(1)                                           30,000        1,829,100
Colgate-Palmolive Co.(1)                                20,000        1,198,000
Henkel KGaA                                             25,000        2,606,250
Unilever N.V                                            75,000        1,691,250
                                                                      ---------
                                                                      7,324,600
                                                                ---------------
INDUSTRIAL CONGLOMERATES - 3.5%
Tyco International Ltd.                                 90,000        2,475,000
                                                                ---------------
MEDIA - 11.6%
Discovery Holdings Co., Class A*                        67,000          980,210
Interpublic Group of Cos., Inc.*(1)                    193,100        1,612,385
Liberty Media Holding Corp.,
   Interactive Series A*                               167,500        2,891,050
Liberty Media Holding Corp.,
   Capital Series A*                                    33,500        2,806,295
                                                                ---------------
                                                                      8,289,940
                                                                ---------------
PHARMACEUTICALS - 7.3%
Bristol-Myers Squibb Co.                                55,000        1,422,300
Johnson & Johnson                                       25,000        1,498,000
Pfizer, Inc.                                           100,000        2,347,000
                                                                ---------------
                                                                      5,267,300
                                                                ---------------

THE YACKTMAN FOCUSED FUND

PORTFOLIO OF INVESTMENTS (Cont'd.)
June 30, 2006 (Unaudited)


--------------------------------------------------------------------------------

                                                        NUMBER
                                                       OF SHARES       VALUE
--------------------------------------------------------------------------------


SOFTWARE - 6.2%
Microsoft Corp.(1)                                     190,000   $    4,427,000
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
Wal-Mart Stores, Inc.                                   35,000        1,685,950
                                                                 ---------------

Total Common Stocks
   (cost $45,060,748)                                                55,795,160
                                                                 ---------------

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 58.8%
COMMERCIAL PAPER - 21.6%
Abbey National plc,
   5.13%(2), 7/5/06                                 $3,090,000        3,088,242
Chesham Finance, Ltd.,
   5.17%(2), 7/3/06                                  3,100,000        3,099,110
Prudential Funding, LLC,
   5.14%(2), 7/5/06                                  3,090,000        3,088,239
Toyota Motor Corp.,
   5.13%(2), 7/5/06                                  3,090,000        3,088,242
UBS Americas, Inc.,
   5.17%(2), 7/3/06                                  3,100,000        3,099,109
                                                                 ---------------
Total Commercial Paper
   (cost $15,462,942)                                                15,462,942
                                                                 ---------------
DEMAND NOTE (VARIABLE RATE) - 0.3%
U.S. Bancorp, 5.10%(3)                                 254,235          254,235
                                                                 ---------------
Total Demand Note
   (cost $254,235)                                                      254,235
                                                                 ---------------

--------------------------------------------------------------------------------

                                                                      VALUE
--------------------------------------------------------------------------------

OTHER SHORT-TERM INVESTMENT - 36.9%
Securities Lending Investment Account
   (cost $26,468,491)                                              $ 26,468,491
                                                                 ---------------
Total Short-Term Investments
   (cost $42,185,668)                                                42,185,668
                                                                 ---------------

TOTAL INVESTMENTS - 136.6%
   (cost $87,246,416)                                                97,980,828
Other Assets Less Liabilities - 0.3%                                    209,381
Less Liability for Collateral
   on Securities Loaned - (36.9)%                                   (26,468,491)
                                                                 ---------------

Net Assets - 100% (equivalent to $15.57
   per share based on 4,605,336
   shares outstanding)                                            $  71,721,718
                                                                 ===============

*NON-INCOME PRODUCING
(1) ALL OR A PORTION OF THE SECURITIES HAVE BEEN COMMITTED
    FOR SECURITIES LENDING
(2) YIELD TO MATURITY
(3) RATE DISCLOSED AT JUNE 30, 2006



SEE NOTES TO FINANCIAL STATEMENTS

THE YACKTMAN FUNDS, INC.

STATEMENTS OF ASSETS & LIABILITIES
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------
                                                    THE YACKTMAN   THE YACKTMAN
                                                         FUND      FOCUSED FUND
--------------------------------------------------------------------------------

ASSETS:
   Investments at value
     (cost $431,849,765 and
     $87,246,416, respectively)                      $495,750,477   $ 97,980,828
   Receivable for fund shares sold                        129,519        221,526
   Dividends and interest receivable                      748,061        113,414
   Prepaid expenses                                        29,843          9,150
                                                     ------------   ------------
     Total Assets                                     496,657,900     98,324,918
                                                     ------------   ------------
LIABILITIES:
   Collateral for securities loaned                   132,206,450     26,468,491
   Payable for fund shares redeemed                       442,529         42,248
   Accrued investment advisory fees                       194,239         48,442
   Other accrued expenses                                  39,577         44,019
                                                     ------------   ------------
     Total Liabilities                                132,882,795     26,603,200
                                                     ------------   ------------
NET ASSETS                                           $363,775,105   $ 71,721,718
                                                     ============   ============
NET ASSETS CONSIST OF:
   Capital stock                                     $281,172,522   $ 55,253,112
   Undistributed net
     investment income                                  4,118,361        580,671
   Undistributed net realized
     gains                                             14,583,510      5,153,523
   Net unrealized appreciation
     on investments                                    63,900,712     10,734,412
                                                     ------------   ------------
     Total Net Assets                                $363,775,105   $ 71,721,718
                                                     ============   ============
CAPITAL STOCK, $.0001 par value
   Authorized                                         500,000,000    500,000,000
   Issued and Outstanding                              23,880,234      4,605,336
NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                             $      15.23   $      15.57
                                                     ============   ============


SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------
                                                    THE YACKTMAN   THE YACKTMAN
                                                         FUND      FOCUSED FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividend income                               $  3,176,577(1)$     567,517(2)
   Interest income                                  2,692,710         477,295
Securities lending income
     (See Note 5)                                      32,429           7,941
                                                 ------------    ------------
                                                    5,901,716       1,052,753
                                                 ------------    ------------
EXPENSES:
   Investment advisory fees                         1,280,881         386,383
   Shareholder servicing fees                         293,567          64,963
   Administration and accounting fees                 106,228          24,795
   Custody fees                                        40,663           9,917
   Federal and state registration fees                 37,192          19,626
   Professional fees                                   30,993          15,868
   Reports to shareholders                             27,273           8,927
   Directors' fees and expenses                        12,645           3,967
   Miscellaneous costs                                 36,170           8,957
                                                 ------------    ------------
   Total expenses before
     reimbursements                                 1,865,612         543,403
                                                 ------------    ------------
   Expense reimbursements
     (See Note 4)                                          --         (60,425)
                                                 ------------    ------------
   Net expenses                                     1,865,612         482,978
                                                 ------------    ------------
NET INVESTMENT INCOME                               4,036,104         569,775
                                                 ------------    ------------
REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                14,582,666       5,411,472
   Change in unrealized depreciation
     on investments                                (2,397,059)     (2,630,873)
                                                 ------------    ------------
   Net realized and unrealized gain
     on investments                                12,185,607       2,780,599
                                                 ------------    ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $ 16,221,711    $  3,350,374
                                                 ============    ============

(1) NET OF $80,603 IN FOREIGN WITHHOLDING TAXES

(2) NET OF $17,582 IN FOREIGN WITHHOLDING TAXES


SEE NOTES TO FINANCIAL STATEMENTS

THE YACKTMAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                             THE YACKTMAN
                                                                         THE YACKTMAN FUND                   FOCUSED FUND
                                                                --------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                                   JUNE 30, 2006     YEAR ENDED      JUNE 30, 2006     YEAR ENDED
                                                                     (UNAUDITED)   DEC. 31, 2005      (UNAUDITED)     DEC. 31, 2005
                                                                --------------------------------------------------------------------



OPERATIONS:
  Net investment income                                              $4,036,104       $8,337,183         $569,775       $1,240,195
  Net realized gain on investments                                   14,582,666        5,536,066        5,411,472        1,994,356
  Change in unrealized depreciation
   on investments                                                    (2,397,059)     (19,038,159)      (2,630,873)      (5,284,051)
                                                                   ------------     ------------     ------------     ------------
  Net increase (decrease) in net assets resulting from operations    16,221,711       (5,164,910)       3,350,374       (2,049,500)
                                                                   ------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                          33,528,386      267,195,629       10,992,918       49,628,717
  Proceeds from reinvestment of distributions                                --       12,283,531               --        2,870,353
  Redemption fees                                                           107               68               84               89
                                                                   ------------     ------------     ------------     ------------

                                                                     33,528,493      279,479,228       10,993,002       52,499,159
  Payments for shares redeemed                                     (124,887,179)    (186,939,415)     (27,229,355)     (59,901,687)
                                                                   ------------     ------------     ------------     ------------

  Net increase (decrease)                                           (91,358,686)      92,539,813      (16,236,353)      (7,402,528)
                                                                   ------------     ------------     ------------     ------------

DISTRIBUTIONS PAIDFROM:
  Net investment income                                                      --       (8,211,462)              --       (1,216,086)
  Net realized gains                                                         --       (5,559,012)              --       (1,987,207)
                                                                   ------------     ------------     ------------     ------------
  Total distributions                                                        --      (13,770,474)              --       (3,203,293)
                                                                   ------------     ------------     ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             (75,136,975)      73,604,429      (12,885,979)     (12,655,321)

NET ASSETS:
  Beginning of period                                               438,912,080      365,307,651       84,607,697       97,263,018
                                                                   ------------     ------------     ------------     ------------

End of period (including undistributed net investment income of
  $4,118,361, $82,256, $580,671 and $10,896, respectively)         $363,775,105     $438,912,080      $71,721,718      $84,607,697
                                                                   ============     ============     ============     ============

TRANSACTIONS IN SHARES:
  Shares sold                                                         2,214,694       17,654,730          709,527        3,182,602
  Issued in reinvestment of distributions                                    --          835,614               --          191,496
  Shares redeemed                                                    (8,251,067)     (12,380,546)      (1,761,405)      (3,860,169)
                                                                   ------------     ------------     ------------     ------------
  Net increase (decrease)                                            (6,036,373)       6,109,798       (1,051,878)        (486,071)
                                                                   ============     ============     ============     ============




SEE NOTES TO FINANCIAL STATEMENTS

THE YACKTMAN FUNDS, INC.

FINANCIAL HIGHLIGHTS


                                           THE YACKTMAN FUND                          THE YACKTMAN FUND
----------------------------------------------------------------    -------------------------------------------------------
                                           SIX MONTHS ENDED
For a Fund share outstanding                 JUNE 30, 2006                         YEAR ENDED DECEMBER 31,
throughout each period                        (UNAUDITED)              2005       2004       2003        2002       2001
----------------------------------------------------------------    -------------------------------------------------------

Net asset value, beginning
   of period                                     $14.67               $15.34     $15.24     $12.33     $11.16      $9.80

Income from investment
   operations:
   Net investment income                           0.17                 0.28       0.12       0.23       0.13       0.08
   Net realized and unrealized
     gain (loss) on investments                    0.39                (0.48)      1.40       3.84       1.14       1.83
                                               --------             --------   --------   --------   --------   --------
   Total from investment
     operations                                    0.56                (0.20)      1.52       4.07       1.27       1.91
                                               --------             --------   --------   --------   --------   --------
Less distributions:
   From net investment income                        --                (0.28)     (0.12)     (0.17)     (0.10)     (0.05)
   From net realized gains                           --                (0.19)     (1.30)     (0.99)        --      (0.50)
                                               --------             --------   --------   --------   --------   --------
   Total distributions                               --                (0.47)     (1.42)     (1.16)     (0.10)     (0.55)
                                               --------             --------   --------   --------   --------   --------
Net asset value, end
   of period                                     $15.23               $14.67     $15.34     $15.24     $12.33     $11.16
                                               ========             ========   ========   ========   ========   ========

Total Return                                      3.82%(1)           (1.30)%      9.93%     33.03%     11.41%     19.47%
                                               ========             ========   ========   ========   ========   ========
Supplemental data and ratios:
   Net assets, end of period (000s)            $363,775             $438,912   $365,308   $325,428   $421,292   $113,199
                                               ========             ========   ========   ========   ========   ========
   Ratio of net expenses to average
     net assets                                   0.95%(2)             0.92%      0.95%      0.94%      0.99%      1.17%
                                               ========             ========   ========   ========   ========   ========
   Ratio of net investment income to
     average net assets                           2.05%(2)             1.86%      0.73%      1.25%      2.01%      1.06%
                                               ========             ========   ========   ========   ========   ========

   Portfolio turnover rate                        9.05%(1)             8.64%     23.82%     40.01%     39.19%     42.79%
                                               ========             ========   ========   ========   ========   ========



(1) NOT ANNUALIZED
(2) ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS

THE YACKTMAN FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)



                                      THE YACKTMAN FOCUSED FUND                   THE YACKTMAN FOCUSED FUND
----------------------------------------------------------------    -------------------------------------------------------
                                           SIX MONTHS ENDED
For a Fund share outstanding                 JUNE 30, 2006                         YEAR ENDED DECEMBER 31,
throughout each period                        (UNAUDITED)              2005       2004       2003        2002       2001
----------------------------------------------------------------    -------------------------------------------------------

Net asset value, beginning
   of period                                     $14.96               $15.83     $16.28     $12.48     $10.92      $9.40

Income from investment
   operations:
   Net investment income                           0.12                 0.22       0.03       0.07       0.08       0.09
   Net realized and unrealized
     gain (loss) on investments                    0.49                (0.51)      1.59       3.90       1.56       1.52
                                               --------             --------   --------   --------   --------   --------
   Total from investment
     operations                                    0.61                (0.29)      1.62       3.97       1.64       1.61
                                               --------             --------   --------   --------   --------   --------
Less distributions:
   From net investment income                        --                (0.22)     (0.03)     (0.07)     (0.08)     (0.09)
   From net realized gains                           --                (0.36)     (2.04)     (0.10)        --         --
                                               --------             --------   --------   --------   --------   --------
   Total distributions                               --                (0.58)     (2.07)     (0.17)     (0.08)     (0.09)
                                               --------             --------   --------   --------   --------   --------
Net asset value, end
   of period                                     $15.57               $14.96     $15.83     $16.28     $12.48     $10.92
                                               ========             ========   ========   ========   ========   ========
Total Return                                      4.08%(1)           (1.83)%      9.96%     31.79%     14.99%     17.14%
                                               ========             ========   ========   ========   ========   ========
Supplemental data and ratios:
   Net assets, end of period (000s)             $71,722              $84,608    $97,263   $127,355   $115,250     $9,356
                                               ========             ========   ========   ========   ========   ========
   Ratio of expenses before expense
     reimbursements to average net
     assets (See Note 4)                          1.41%(2)             1.32%      1.33%      1.36%(3)   1.45%      2.32%
                                               ========             ========   ========   ========   ========   ========
   Ratio of net expenses to average
     net assets                                   1.25%(2)             1.25%      1.25%      1.26%(4)   1.25%      1.25%
                                               ========             ========   ========   ========   ========   ========
   Ratio of net investment income to
     average net assets                           1.32%(2)             1.30%      0.16%      0.51%      1.68%      1.06%
                                               ========             ========   ========   ========   ========   ========

   Portfolio turnover rate                       12.55%(1)             5.62%     19.26%     71.38%     49.95%     51.33%
                                               ========             ========   ========   ========   ========   ========



(1) NOT ANNUALIZED
(2) ANNUALIZED
(3) THE RATIO OF EXPENSES BEFORE EXPENSE REIMBURSEMENTS TO AVERAGE NET ASSETS, EXCLUDING INTEREST EXPENSE, WAS 1.35%
(4) THE RATIO OF EXPENSES TO AVERAGE NET
    ASSETS, EXCLUDING INTEREST EXPENSE, WAS 1.25%

SEE NOTES TO FINANCIAL STATEMENTS

THE YACKTMAN FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

1. ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions during the reporting period. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and ask prices. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

B) OPTIONS - Premiums received by The Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the period ended June 30, 2006.

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to the differences in the recognition of income, expense and gain items for financial statements and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid reduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

THE YACKTMAN FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
June 30, 2006 (Unaudited)

E) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

F) REDEMPTION FEE - Effective April 1, 2005, those who buy and sell the Funds within thirty calendar days will incur a 2% redemption fee, retained for the benefit of long-term shareholders, recorded as additional capital in the statement of changes in net assets. Please see the Prospectus for more information.

G) OTHER - Investment transactions and shareholder transactions are accounted for on the trade date. Net realized gains and losses on securities are computed on the basis of specific security lot identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT TRANSACTIONS
For the period ended June 30, 2006, the aggregate purchases and sales of securities, excluding short-term securities, were $26,271,559 and $40,081,949 for The Yacktman Fund and $7,148,435 and $15,039,334 for The Yacktman Focused Fund, respectively. For the period ended June 30, 2006, there were no purchases or sales of U.S. Government securities for The Yacktman Fund and The Yacktman Focused Fund.

4. INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets (exclusive of interest, taxes, brokerage commissions and extraordinary expenses).

5. SECURITIES LENDING
The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Each Fund has an individual interest of cash collateral contributed, although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of June 30, 2006, The Yacktman Fund had on loan securities valued at $128,253,747 and collateral of $132,206,450 and The Yacktman Focused Fund had on loan securities valued at $25,526,473 and collateral of $26,468,491.

The cash collateral received by the Funds was pooled and at June 30, 2006, was pooled and invested in the following:

SECURITY TYPE           SECURITY NAME                              MARKET VALUE
--------------------------------------------------------------------------------
Repurchase Agreement    Credit Suisse First Boston                  $50,000,000
Repurchase Agreement    Credit Suisse First Boston                   20,000,000
Repurchase Agreement    Lehman Brothers                              10,000,000
Commercial Paper        FenWay Funding LLC                            6,994,799
Commercial Paper        Mortgage Interest                             2,991,333
Commercial Paper        Park Granada                                  5,993,816
Commercial Paper        Thornburg Mortgage                            4,979,378
Commercial Paper        Lakeside Funding                              5,000,000
Commercial Paper        Concord                                       5,000,000
Commercial Paper        Rams Funding                                  4,980,125
Commercial Paper        Duke Funding                                  3,720,985
Commercial Paper        Laguana ABS                                   3,979,428
Commercial Paper        CCN Independent                               4,000,000
Corporate Note          Toronto Dominion                              5,000,000
Corporate Note          Leafs LLC                                     5,437,758
Corporate Note          Premium Asset Trust                           6,000,000
Corporate Note          Metlife Global Funding                        7,000,000
Corporate Note          Bayerische Landes                             3,000,000
Money Markets           Merrill Lynch Premier Inst                      300,000
Money Markets           AIM Short Term                                4,297,318
Cash                                                                          1

THE YACKTMAN FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
June 30, 2006 (Unaudited)

SECURITY TYPE          SECURITY NAME                   MATURITY       MATURITY
                                                       RATE             DATE
--------------------------------------------------------------------------------

Repurchase Agreement   Credit Suisse First Boston      5.25%           07/03/06
Repurchase Agreement   Credit Suisse First Boston      5.36%           07/03/06
Repurchase Agreement   Lehman Brothers                 5.43%           07/03/06
Commercial Paper       FenWay Funding LLC              5.35%           07/05/06
Commercial Paper       Mortgage Interest               5.22%           07/06/06
Commercial Paper       Park Granada                    5.31%           07/07/06
Commercial Paper       Thornburg Mortgage              5.14%           07/07/06
Commercial Paper       Lakeside Funding                5.17%           07/10/06
Commercial Paper       Concord                         5.18%           07/14/06
Commercial Paper       Rams Funding                    5.32%           07/17/06
Commercial Paper       Duke Funding                    5.34%           07/27/06
Commercial Paper       Laguana ABS                     5.32%           07/27/06
Commercial Paper       CCN Independent                 5.27%           04/16/07
Corporate Note         Toronto Dominion                5.17%           09/18/06
Corporate Note         Leafs LLC                       5.27%           04/20/07
Corporate Note         Premium Asset Trust             5.26%           06/01/07
Corporate Note         Metlife Global Funding          5.44%           04/28/08
Corporate Note         Bayerische Landes               5.37%           12/24/15
Money Markets          Merrill Lynch Premier Inst      4.92%
Money Markets          AIM Short Term                  5.10%


6. LINE OF CREDIT
The Yacktman Fund and The Yacktman Focused Fund have established a line of credit ("LOC") with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments. The LOC will mature, unless renewed, on March 31, 2007; the interest rate paid on borrowings under the LOC is limited to the lesser of $15,000,000, 10% of the pre-borrowing net assets of the Fund, 10% of the market value of the assets of the Fund, or 10% of the sum of the fair market value of certain assets of the Fund. For The Yacktman Focused Fund, borrowing under the LOC is limited to the lesser of $15,000,000, 50% of the pre-borrowing net assets of the Fund, or 50% of the sum of the fair market value of certain assets of the Fund. During the period ending June 30, 2006, The Yacktman Fund and The Yacktman Focused Fund had no outstanding borrowings under the LOC and incurred no interest expense.

7. TAX INFORMATION
The following information for the Funds is presented on an income tax basis as of June 30, 2006:
                                          THE YACKTMAN     THE YACKTMAN
                                               FUND        FOCUSED FUND

Tax cost of investments                   $ 431,878,842    $87,506,786
                                          =============    ===========
Gross unrealized appreciation             $  70,202,990    $11,998,781
Gross unrealized depreciation                (6,331,355)    (1,524,739)
                                          -------------    -----------
Net tax unrealized appreciation           $  63,871,635    $10,474,042
                                          =============    ===========


As of December 31, 2005, the components of accumulated earnings were as follows:


                                          THE YACKTMAN      THE YACKTMAN
                                              FUND          FOCUSED FUND

Undistributed ordinary income               $    82,257     $   10,896

Undistributed long-term
   capital gains                                     --             --
                                          -------------    -----------

Accumulated earnings                             82,257         10,896
Net unrealized appreciation
   on investments                            66,298,615     13,107,336
                                          -------------    -----------
Total accumulated earnings                  $66,380,872    $13,118,232
                                          =============    ===========

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 were as follows:


                                           THE YACKTMAN    THE YACKTMAN
                                                FUND       FOCUSED FUND
2005
Ordinary income                             $ 9,235,326     $1,532,907
Long-term capital gains                      $4,535,148     $1,670,386
2004
Ordinary income                              $7,462,696     $1,722,255
Long-term capital gains                     $23,449,426     $9,530,116

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

THE YACKTMAN FUNDS, INC.


ADDITIONAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

On March 3, 2006, the Board of Directors of The Yacktman Funds, Inc. approved the continuation of each Fund's investment advisory agreement with Yacktman Asset Management Co. (the "Adviser"). Prior to approving the continuation of the agreements, the Board considered:

   o the nature, extent and quality of the services provided by the Adviser

   o the investment performance of the Funds

   o the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds

   o the extent to which economies of scale would be realized as the mutual fund grows and whether fee levels reflect these economies of scale for the benefit of mutual fund investors

   o the expense ratios of the Funds

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds. The Directors concluded that the Adviser was providing essential services to the Funds.

The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements. The Directors noted that in addition to the absolute performance of the Funds, they also noted that the Funds adhered to their investment style.

In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed a report of the costs of services provided by, and the profits realized by the Adviser, from its relationship with the Funds and concluded that such profits were reasonable and not excessive. As part of its analysis, the Board considered the value of the research the Adviser received from broker-dealers executing securities transactions for the Funds. The Directors also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were in the range of comparable mutual funds.

The Directors also considered whether the investment advisory agreement fee schedules should be adjusted for an increase in assets under management. They concluded that "breakpoints" embodied in the investment advisory agreement for The Yacktman Fund were appropriate, and breakpoints for The Yacktman Focused Fund were not warranted at this time given the anticipated growth of that Fund in the next year and the other factors considered.



PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-525-8258 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006, will be available without charge, upon request, by calling 1-800-525-8258 or by accessing the website of the Securities and Exchange Commission.



DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Funds will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258
WEB SITE: WWW.YACKTMAN.COM



















THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
--------------------------------------------------------------------------------
YA-410-0806

ITEM 2.  CODE OF ETHICS

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for semi-annual reports

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

 Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a) Code of Ethics. Not applicable for semi-annual reports.

(b) Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

/s/Donald A. Yacktman
------------------------------
Donald A. Yacktman
Principal Executive Officer
September 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Donald A. Yacktman
------------------------------
Donald A. Yacktman
Principal Executive Officer
September 1, 2006

/s/Donald A. Yacktman
------------------------------
Donald A. Yacktman
Principal Financial Officer
September 1, 2006